PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

As of:	(Unaudited) March 31, 2022	December 31, 2021
Prepaid expenses & deposits	$183,646	$304,127
Prepaid expenses, other	6,876	2,569
Prepaid expenses, production deposit	-	188,385
Prepaid expenses, rent deposit	-	15,125
Other current assets	20,232	29,386
Prepaid expenses and other current assets	$210,754	$539,592

Prepaid expenses and other current assets primarily consist of prepayments related to insurance premiums, product development, office space rent, security deposit for office space, deposit for acquisition, and other miscellaneous items.

5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

As of December 31, 2021
Prepaid expenses & deposits	$304,127
Prepaid expenses, other	2,569
Prepaid expenses, production deposit	188,385
Prepaid expenses, rent deposit	15,125
Other current assets	29,386
Prepaid expenses and other current assets	$539,592

Prepaid expenses and other current assets primarily consist of prepayments related to insurance premiums, product development, office space rent, security deposit for office space, deposit for acquisition, and other miscellaneous items.